Bank Loans and Banking Facilities - Additional Information (Detail) ¥ in Millions			12 Months Ended
	Jul. 08, 2015 USD ($)	Jun. 26, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Credit facilities, borrowing capacity			$ 90,000,000
Maturity date of credit facilities (in years)			2016
Bank loan borrowed from HSBC	$ 35,000,000	$ 55,000,000	$ 40,000,000
Bank loan, term			1 year
Bank loan, interest rate	1.2311%	1.23425%	1.5354%
Bank loan, maturity date	Sep. 08, 2015	Aug. 26, 2015	May 28, 2015
Inno Park | Guangming, Shenzhen
Debt Instrument [Line Items]
Credit facilities, borrowing capacity				$ 184,049	¥ 1,200